Schedule of Cash Generating Unit (Details) - CAD ($) $ in Thousands				12 Months Ended
	Jun. 30, 2025	Jul. 09, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Impairment				$ (30,374)	$ (4,100)
OFIT GM Inc [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	$ 3,487		$ 7,009	3,487	7,009
Impairment	(1,114)		(3,233)
Recoverable amount, June 30, 2025	2,373			2,373
Recoverable amount, June 30, 2025			3,776		3,776
OFIT GM Inc [member] | Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	1,913		2,064	1,913	2,064
Impairment	(490)
Recoverable amount, June 30, 2025	1,423			1,423
Recoverable amount, June 30, 2025			2,064		2,064
OFIT GM Inc [member] | Intangible assets other than goodwill [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	1,307		1,423	1,307	1,423
Impairment	(335)
Recoverable amount, June 30, 2025	972			972
Recoverable amount, June 30, 2025			1,423		1,423
OFIT GM Inc [member] | Other Net Liabilities [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	(22)			(22)
Impairment
Recoverable amount, June 30, 2025	(22)			(22)
OFIT GM Inc [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	289		3,522	289	3,522
Impairment	(289)		(3,233)
Recoverable amount, June 30, 2025
Recoverable amount, June 30, 2025			289		289
OFIT GM Inc [member] | Other assets [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025
Impairment
Recoverable amount, June 30, 2025
OFIT RT Inc [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	1,533		2,487	1,533	2,487
Impairment	(721)		(867)
Recoverable amount, June 30, 2025	812		1,620	812	1,620
OFIT RT Inc [member] | Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	826		891	826	891
Impairment	(347)
Recoverable amount, June 30, 2025	479		891	479	891
OFIT RT Inc [member] | Intangible assets other than goodwill [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	532		579	532	579
Impairment	(224)
Recoverable amount, June 30, 2025	308		579	308	579
OFIT RT Inc [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	150		1,017	150	1,017
Impairment	(150)		(867)
Recoverable amount, June 30, 2025			150		150
OFIT RT Inc [member] | Other assets [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	25			25
Impairment
Recoverable amount, June 30, 2025	25			25
SFF Inc [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	73,715	$ 74,568		73,715
Impairment	(10,761)	(17,778)
Recoverable amount, June 30, 2025	62,954	56,790		62,954
SFF Inc [member] | Intangible assets other than goodwill [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	19,611	20,920		19,611
Impairment	(6,853)
Recoverable amount, June 30, 2025	12,758	20,920		12,758
SFF Inc [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	2,766	20,544		2,766
Impairment		(17,778)
Recoverable amount, June 30, 2025	2,766	2,766		2,766
SFF Inc [member] | Other assets [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	25,798	22,540		25,798
Impairment
Recoverable amount, June 30, 2025	25,798	22,540		25,798
SFF Inc [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Carrying value, June 30, 2025	25,540	10,564		25,540
Impairment	(3,908)
Recoverable amount, June 30, 2025	$ 21,632	$ 10,564		$ 21,632